UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number (811-03313)
First American Funds, Inc.
(Exact name of registrant as specified in charter)
800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)
Charles D. Gariboldi, Jr.
800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)
800-677-3863
Registrant’s telephone number, including area code
Date of fiscal year end: 08/31/10
Date of reporting period: 05/31/10

Item 1. Schedule of Investments.
Schedule of Investments May 31, 2010 (unaudited), all dollars rounded to thousands (000)

Government Obligations Fund

DESCRIPTION	PAR	VALUE >
U.S. Government Agency Obligations - 56.2%
U.S. Agency Debentures - 56.2%
Federal Farm Credit Bank
0.218%, 06/03/2010 Δ	$150,000	$149,995
0.810%, 08/18/2010 Δ	50,000	50,033
Federal Home Loan Bank
0.300%, 06/01/2010 Δ	45,000	45,000
0.315%, 06/01/2010 Δ	100,000	100,000
0.370%, 06/01/2010 Δ	75,000	75,000
0.370%, 06/01/2010 Δ	100,000	100,000
0.370%, 06/01/2010 Δ	50,000	50,000
0.400%, 06/01/2010 Δ	49,750	49,750
0.600%, 06/01/2010 Δ	50,000	50,000
0.150%, 06/02/2010 ¤	100,000	100,000
0.191%, 06/07/2010 Δ	150,000	149,938
3.000%, 06/11/2010	70,000	70,048
0.250%, 06/12/2010 Δ	100,000	99,903
0.287%, 06/15/2010 Δ	75,000	74,922
0.245%, 06/20/2010 Δ	100,000	99,965
0.540%, 06/22/2010	100,000	100,008
0.265%, 06/26/2010 Δ	50,000	49,925
0.275%, 06/26/2010 Δ	108,420	108,421
0.259%, 06/28/2010 Δ	95,000	94,961
0.200%, 07/14/2010 Δ	125,000	124,997
3.500%, 07/16/2010	200,000	200,812
0.238%, 08/08/2010 Δ	200,000	200,000
0.256%, 08/17/2010 Δ	99,500	99,491
0.315%, 08/20/2010 Δ	74,500	74,495
0.430%, 10/05/2010	75,000	75,033
0.500%, 10/18/2010	75,000	75,000
0.500%, 10/18/2010	50,000	50,026
0.375%, 10/26/2010	25,000	25,001
0.270%, 10/29/2010	50,000	49,994
0.500%, 10/29/2010	50,000	50,030
0.300%, 11/26/2010	75,000	74,987
0.500%, 03/07/2011	33,333	33,333
0.700%, 05/25/2011	47,650	47,650
0.750%, 06/07/2011	50,000	50,000
0.750%, 06/21/2011	50,000	50,000
Federal Home Loan Mortgage Corporation
0.340%, 06/01/2010 Δ	150,000	149,936
0.360%, 06/01/2010 Δ	75,000	74,955
0.232%, 06/03/2010 Δ	340,000	340,018
0.150%, 06/07/2010 ¤	120,000	119,997
0.150%, 06/15/2010 ¤	162,924	162,914
0.315%, 06/26/2010 Δ	100,000	99,920
0.345%, 06/26/2010 Δ	50,000	49,972
0.094%, 07/12/2010 Δ	275,000	275,000
0.180%, 07/12/2010 ¤	23,500	23,495
0.194%, 07/12/2010 Δ	152,600	152,600
0.284%, 07/12/2010 ¤	5,874	5,873
4.125%, 07/12/2010	47,000	47,207
0.200%, 07/23/2010 ¤	100,000	99,971
0.277%, 08/05/2010 Δ	80,759	80,711
0.230%, 08/09/2010 ¤	50,000	49,978
0.230%, 08/17/2010 ¤	20,800	20,790
5.125%, 08/23/2010	240,000	242,570
0.210%, 08/24/2010 ¤	126,135	126,073
0.296%, 08/31/2010 ¤	23,393	23,377
0.230%, 09/01/2010 ¤	100,000	99,941
1.450%, 09/10/2010	50,168	50,335
0.240%, 09/14/2010 ¤	50,000	49,965
0.250%, 09/21/2010 ¤	82,918	82,854
0.250%, 09/28/2010 ¤	50,000	49,959
0.220%, 10/05/2010 ¤	75,000	74,942
0.250%, 10/05/2010 ¤	50,000	49,956
0.270%, 10/18/2010 ¤	50,000	49,948
0.265%, 10/26/2010 ¤	98,000	97,894
0.270%, 10/27/2010 ¤	75,000	74,917
0.305%, 11/09/2010 ¤	167,852	167,623
0.330%, 11/16/2010 ¤	150,000	149,769

DESCRIPTION	PAR	VALUE >
Federal National Mortgage Association
0.259%, 06/11/2010 Δ	75,000	74,955
0.210%, 06/23/2010 ¤	75,000	74,990
0.150%, 06/28/2010 ¤	90,000	89,990
0.429%, 06/30/2010 ¤	83,810	83,796
0.200%, 07/06/2010 ¤	175,000	174,966
0.188%, 07/13/2010 Δ	245,000	244,996
0.200%, 08/02/2010 ¤	50,231	50,214
0.230%, 08/09/2010 ¤	150,000	149,934
0.205%, 08/11/2010 ¤	104,956	104,914
0.220%, 09/01/2010 ¤	95,000	94,947
4.375%, 09/13/2010	14,973	15,146
0.250%, 10/01/2010 ¤	150,000	149,873
0.290%, 10/06/2010 ¤	100,000	99,898
0.290%, 10/06/2010 ¤	125,000	124,872
0.340%, 10/12/2010 ¤	150,000	149,812
2.875%, 10/12/2010	97,559	98,477
0.250%, 10/18/2010 ¤	100,000	99,903
0.270%, 10/18/2010 ¤	75,000	74,922
0.280%, 10/20/2010 ¤	43,928	43,880
0.380%, 10/25/2010 ¤ ▼	75,000	74,884
0.270%, 10/27/2010 ¤	25,750	25,721
0.280%, 11/03/2010 ¤	74,999	74,909
0.300%, 11/15/2010 ¤	50,000	49,930

Total U.S. Government Agency Obligations
(Cost $8,268,107)		8,268,107

FDIC Insured Corporate Notes Δ - 4.6%
Bank of America
0.378%, 07/29/2010	300,000	300,000
General Electric Capital
0.654%, 06/09/2010	150,000	150,000
0.345%, 07/08/2010	100,000	100,000
Regions Bank
0.656%, 06/11/2010	125,000	125,000

Total FDIC Insured Corporate Notes
(Cost $675,000)		675,000

U.S. Treasury Obligation - 0.7%
United States Treasury Note
1.250%, 11/30/2010
(Cost $100,403)	100,000	100,403

Repurchase Agreements - 41.0%
BankAmerica Securities Corp.
0.190%, dated 05/28/2010, matures
06/01/2010, repurchase price $665,158
(Collateralized by various securities:
Total market value $678,447)	665,144	665,144
BNP Paribas Securities Corp.
0.210%, dated 05/28/2010, matures
06/01/2010, repurchase price $3,000,070
(Collateralized by various securities:
Total market value $3,060,000)	3,000,000	3,000,000
Credit Suisse Securities USA LLC
0.200%, dated 05/28/2010, matures
06/01/2010, repurchase price $500,011
(Collateralized by U.S. Government Agency Obligations:
Total market value $510,002)	500,000	500,000
Goldman Sachs & Co.
0.190%, dated 05/28/2010, matures
06/01/2010, repurchase price $1,375,029
(Collateralized by various securities:
Total market value $1,402,501)	1,375,000	1,375,000
HSBC Securities USA Inc.
0.200%, dated 05/28/2010, matures
06/01/2010, repurchase price $500,011
(Collateralized by various securities:
Total market value $510,001)	500,000	500,000

Total Repurchase Agreements
(Cost $6,040,144)		6,040,144

DESCRIPTION	PAR	VALUE >
Investment Purchased with Proceeds from Securities Lending † - 0.0%
Repurchase Agreement - 0.0%
Credit Suisse Securities USA LLC
0.210%, dated 05/28/2010, matures
06/01/10, repurchase price $1,020
(Collateralized by U.S. Government Agency Obligations:
Total market value $1,042)
(Cost $1,020)	1,020	1,020

Total Investments ▲ - 102.5%
(Cost $15,084,674)		15,084,674

Other Assets and Liabilities, Net - (2.5)%		(368,186)

Total Net Assets - 100.0%		$14,716,488

>	Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. Investments in other money market funds are valued at their respective net asset values on the valuation date. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2010, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%.

Δ	Variable Rate Security — The rate shown is the rate in effect as of May 31, 2010. The date shown is the next reset date.

¤	Discounted Security — This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

▼	This security or a portion of this security is out on loan at May 31, 2010. Total loaned securities had a fair value of $999 at May 31, 2010.

†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the invested collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations.

▲	On May 31, 2010, the cost of investments for federal income tax purposes was approximately $15,084,674. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.
Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of May 31, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
U.S. Government Agency Obligations	$—	$8,268,107	$—	$8,268,107
FDIC Insured Corporate Notes	—	675,000	—	675,000
U.S. Treasury Obligation	—	100,403	—	100,403
Repurchase Agreements	—	6,041,164	—	6,041,164

Total Investments	$—	$15,084,674	$—	$15,084,674

Schedule of Investments May 31, 2010 (unaudited), all dollars rounded to thousands (000)

Prime Obligations Fund

DESCRIPTION	PAR	VALUE >
Commercial Paper ¤ - 27.4%
Asset- Backed ■ - 11.7%
Barton Capital
0.220%, 06/01/2010	$55,646	$55,646
0.320%, 06/03/2010	40,000	39,999
Bryant Park Funding
0.360%, 06/21/2010	45,030	45,021
0.360%, 06/23/2010	30,041	30,034
0.360%, 06/28/2010	50,000	49,987
Chariot Funding
0.220%, 06/01/2010	157,005	157,004
0.270%, 06/03/2010	75,000	74,999
0.300%, 06/03/2010	72,936	72,935
0.320%, 06/07/2010	50,000	49,997
Fairway Finance
0.220%, 06/07/2010	42,779	42,777
0.260%, 07/06/2010	89,515	89,492
0.260%, 07/06/2010	50,000	49,987
0.260%, 07/07/2010	25,758	25,751
0.270%, 07/13/2010	100,000	99,968
0.290%, 07/21/2010	25,941	25,931
Falcon Asset Securitization
0.300%, 06/02/2010	40,750	40,750
0.230%, 06/07/2010	50,000	49,998
0.280%, 07/15/2010	50,000	49,983
Liberty Street Funding
0.210%, 06/01/2010	50,000	50,000
0.200%, 06/07/2010	75,000	74,998
0.340%, 06/28/2010	50,000	49,987
0.300%, 07/21/2010	25,000	24,990
Old Line Funding
0.200%, 06/07/2010	104,338	104,333
0.250%, 07/02/2010	50,051	50,040
0.260%, 07/06/2010	121,656	121,625
0.260%, 07/08/2010	31,054	31,046
Sheffield Receivables
0.230%, 06/09/2010	15,000	14,999
0.250%, 07/06/2010	50,000	49,988
0.260%, 07/07/2010	75,000	74,981
Starbird Funding
0.230%, 06/01/2010	75,000	75,000
0.230%, 06/02/2010	25,000	25,000
0.230%, 06/04/2010	49,750	49,749
0.250%, 06/16/2010	50,000	49,995
0.250%, 07/06/2010	75,000	74,982
0.260%, 07/07/2010	50,000	49,987
Straight-A Funding
0.250%, 07/01/2010	30,000	29,994
0.300%, 07/19/2010	32,882	32,869
Thames Asset Global Securitization
0.225%, 06/01/2010	35,351	35,351
0.260%, 06/10/2010	32,846	32,844
0.280%, 07/19/2010	86,569	86,536
Thunder Bay Funding
0.220%, 06/07/2010	35,044	35,043
0.220%, 06/08/2010	34,613	34,612
0.260%, 07/06/2010	10,934	10,931
Windmill Funding
0.270%, 07/08/2010	41,233	41,222

		2,361,361

Non Asset-Backed - 15.7%
Australia and New Zealand Banking Group
0.272%, 06/28/2010 ■ ∆	97,500	97,500

DESCRIPTION	PAR	VALUE >
Banco Bilbao Vizcaya Argentaria SA/London
0.300%, 07/16/2010 ■	75,000	74,972
Barclays US Funding
0.380%, 08/26/2010	25,000	24,977
0.420%, 09/27/2010	125,000	124,827
0.430%, 10/04/2010	50,000	49,925
BNP Paribas Finance
0.210%, 06/01/2010	50,000	50,000
0.370%, 10/14/2010	100,000	99,861
0.370%, 10/18/2010	50,000	49,929
CBA (DE) Finance
0.300%, 09/10/2010 ■	100,000	99,916
Commonwealth Bank of Australia
0.555%, 08/20/2010 ∆	60,000	60,000
0.370%, 10/12/2010 ■	50,000	49,932
Credit Agricole North America
0.355%, 09/13/2010	50,000	49,949
Danske
0.250%, 06/01/2010 ■	100,000	99,999
0.240%, 07/02/2010 ■	50,000	49,990
0.265%, 07/13/2010 ■	125,000	124,960
Deutsche Bank Financial
0.220%, 06/01/2010	75,000	75,000
0.270%, 06/01/2010	75,000	75,000
0.300%, 07/20/2010	50,000	49,980
0.270%, 07/28/2010	75,000	74,968
0.290%, 08/11/2010	75,000	74,957
Eksportfinans (AS)
0.220%, 06/02/2010	200,000	199,998
General Electric Capital
0.300%, 08/30/2010	50,000	49,963
0.300%, 08/31/2010	50,000	49,962
0.300%, 09/01/2010	50,000	49,962
0.350%, 09/20/2010	50,000	49,946
0.360%, 10/05/2010	50,000	49,937
0.370%, 10/14/2010	50,000	49,931
HSBC USA
0.265%, 07/30/2010	100,000	99,957
ING (US) Funding
0.280%, 07/26/2010	58,250	58,225
0.300%, 07/28/2010	75,000	74,964
0.315%, 08/02/2010	50,000	49,973
0.315%, 08/03/2010	20,000	19,989
KBC Financial Products International
0.360%, 06/16/2010 ■	50,000	49,993
0.340%, 07/02/2010 ■	100,000	99,971
Lloyds Bank
0.310%, 07/27/2010	75,000	74,964
Royal Bank of Scotland
0.270%, 07/06/2010	50,000	49,987
0.360%, 08/17/2010	60,000	59,954
Santander Central Hispano
0.320%, 08/12/2010	75,000	74,952
Siemens Capital
0.200%, 06/01/2010 ■	46,900	46,900
Societe Generale
0.300%, 06/01/2010	50,000	50,000
0.216%, 07/16/2010	60,000	59,984
Toronto Dominion Holdings USA
0.430%, 06/18/2010 ■	100,000	99,980
0.350%, 10/06/2010 ■	50,000	49,938
UBS Finance/DE
0.250%, 06/02/2010	50,000	50,000
0.295%, 08/02/2010	75,000	74,962

DESCRIPTION	PAR	VALUE >
Unilever Capital
0.200%, 06/01/2010 ■	60,000	60,000

		3,161,034

Total Commercial Paper
(Cost $5,522,395)		5,522,395

Certificates of Deposit - 21.3%
Banco Bilbao Vizcaya Argentina/NY
0.387%, 06/17/2010 ∆	40,000	40,000
0.300%, 07/28/2010	105,000	105,000
Bank of Nova Scotia/Houston
0.960%, 06/01/2010	50,000	50,000
0.250%, 08/16/2010 ∆	75,000	75,000
0.290%, 08/27/2010	100,000	100,000
0.390%, 10/15/2010	75,000	75,000
0.410%, 10/27/2010	50,000	50,000
Bank of Nova Scotia/NY
0.280%, 07/12/2010	125,000	125,000
Barclays Bank/NY
0.300%, 07/21/2010	50,000	50,000
0.330%, 07/28/2010	50,000	50,000
BNP Paribas/NY
0.290%, 07/15/2010	50,000	50,000
Calyon/NY
0.291%, 06/07/2010 ∆	100,000	100,000
0.441%, 06/23/2010 ∆	100,000	100,000
0.393%, 06/25/2010 ∆	75,000	75,000
0.310%, 08/03/2010	60,000	60,001
0.310%, 08/06/2010	75,000	75,000
Canadian Imperial Bank of Commerce/NY
0.280%, 06/01/2010 ∆	50,000	50,000
0.410%, 11/04/2010	100,000	100,000
Commonwealth Bank of Australia/NY
0.320%, 09/16/2010	100,000	100,000
Credit Suisse/NY
0.650%, 10/25/2010	50,000	50,050
Lloyds TSB Bank/NY
0.785%, 06/07/2010 ∆	100,000	100,000
0.350%, 07/13/2010	125,000	125,000
0.345%, 07/22/2010	75,000	75,001
National Australia Bank/NY
0.454%, 06/28/2010 ∆	100,000	100,000
Natixis/NY
1.204%, 06/28/2010 ∆	100,000	100,000
0.350%, 07/21/2010	50,000	50,000
Nordea Bank Finland/NY
1.120%, 06/01/2010	75,000	75,000
0.910%, 07/06/2010	50,000	50,000
0.830%, 07/29/2010	50,000	50,000
0.450%, 08/19/2010	50,000	50,000
0.350%, 10/01/2010	75,000	75,000
0.380%, 10/18/2010	50,000	50,000
Rabobank Nederland NV/NY
0.850%, 06/01/2010	75,000	75,000
1.130%, 06/10/2010	75,000	75,000
0.378%, 06/13/2010 ∆	50,000	50,000
1.000%, 06/16/2010	50,000	50,000
0.300%, 09/07/2010	149,500	149,500
0.330%, 09/16/2010	100,000	100,000
0.370%, 10/01/2010	100,000	100,000
Royal Bank of Canada/NY
0.440%, 06/01/2010 ∆	83,000	83,000
0.297%, 06/09/2010 ∆	25,000	25,000
0.339%, 06/09/2010 ∆	75,000	75,000
0.338%, 06/14/2010 ∆	35,000	35,000
0.340%, 06/14/2010 ∆	40,000	40,000

DESCRIPTION	PAR	VALUE >
Royal Bank of Scotland/CT
0.360%, 07/13/2010	80,000	80,000
0.340%, 09/03/2010	50,000	50,000
Societe Generale/NY
0.317%, 06/07/2010 ∆	100,000	100,000
0.282%, 06/15/2010 ∆	35,000	35,000
0.300%, 07/14/2010	50,000	50,000
0.320%, 08/12/2010	50,000	49,997
Svenska Handelsbanken
0.464%, 06/10/2010 ∆	125,000	125,000
Svenska Handelsbanken/NY
0.235%, 06/17/2010	50,000	50,000
Toronto Dominion Bank/NY
0.280%, 06/07/2010 ∆	50,000	50,000
0.297%, 06/10/2010 ∆	75,000	75,000
0.340%, 09/24/2010	100,000	100,000
0.450%, 11/04/2010	50,000	50,000
UBS AG/Stamford/CT
0.350%, 07/12/2010	100,000	100,000
Westpac Banking/NY
0.318%, 06/03/2010 ∆	50,000	50,000
0.430%, 06/22/2010	75,000	75,000

Total Certificates of Deposit
(Cost $4,277,549)		4,277,549

U.S. Government Agency Obligations - 14.9%
Federal Home Loan Bank
0.360%, 06/01/2010 ∆	100,000	99,999
0.370%, 06/01/2010 ∆	75,000	75,000
0.150%, 06/02/2010 ¤	100,000	100,000
0.191%, 06/07/2010 ∆	150,000	149,937
0.370%, 06/09/2010 ∆	50,000	50,000
0.250%, 06/12/2010 ∆	50,000	49,976
0.204%, 06/15/2010 ∆	75,000	74,922
0.248%, 06/25/2010 ∆	100,000	99,959
0.265%, 06/26/2010 ∆	25,000	24,963
0.259%, 06/28/2010 ∆	95,000	94,961
0.200%, 07/14/2010 ∆	125,000	124,997
0.430%, 10/05/2010	50,000	50,022
0.500%, 03/07/2011	33,333	33,333
Federal Home Loan Mortgage Corporation
0.340%, 06/01/2010 ∆	150,000	149,936
0.232%, 06/03/2010 ∆	200,000	199,988
0.150%, 06/25/2010 ¤	75,000	74,993
0.345%, 06/26/2010 ∆	50,000	49,972
0.094%, 07/12/2010 ∆	249,000	248,999
0.194%, 07/12/2010 ∆	290,000	290,000
5.125%, 08/23/2010	160,000	161,712
0.230%, 08/24/2010 ¤	50,000	49,973
0.250%, 09/30/2010 ¤	75,000	74,937
Federal National Mortgage Association
0.259%, 06/11/2010 ∆	75,000	74,955
0.188%, 07/13/2010 ∆	250,000	249,997
0.230%, 09/13/2010 ¤	50,000	49,967
0.360%, 10/18/2010 ¤	100,000	99,861
0.380%, 10/25/2010 ¤	100,000	99,846
0.300%, 11/15/2010 ¤	100,000	99,861

Total U.S. Government Agency Obligations
(Cost $3,003,066)		3,003,066

Corporate Notes - 8.0%
Commonwealth Bank of Australia
0.650%, 06/01/2010 ■ ∆	90,000	90,000
0.257%, 06/15/2010 ■ ∆	36,500	36,496
0.321%, 07/27/2010 ■ ∆	58,500	58,500

DESCRIPTION	PAR	VALUE >
General Electric Capital
0.370%, 06/01/2010 ∆	50,000	49,990
0.405%, 07/21/2010 ∆	162,346	162,321
National Australia Bank
0.384%, 06/28/2010 ■ ∆	129,000	129,000
Nordea Bank/AB
0.475%, 08/18/2010 ■ ∆	200,000	199,999
Svenska Handelsbanken
0.333%, 07/15/2010 ■ ∆	85,000	85,000
0.404%, 08/10/2010 ■ ∆	123,000	123,000
Wachovia
0.425%, 06/28/2010 ∆	78,040	78,050
Wal-Mart Stores
5.586%, 06/01/2010	200,000	200,000
4.125%, 07/01/2010	19,000	19,050
Wells Fargo & Company
0.286%, 06/19/2010 ∆	135,000	135,002
Westpac Banking
0.328%, 06/04/2010 ■ ∆	75,000	75,000
0.388%, 06/14/2010 ■ ∆	110,000	110,000
0.324%, 07/28/2010 ∆	50,000	50,000

Total Corporate Notes
(Cost $1,601,408)		1,601,408

FDIC Insured Corporate Notes - 3.7%
Bank of America
0.378%, 07/29/2010 ∆	300,000	300,000
General Electric Capital
0.654%, 06/09/2010 ∆	150,000	150,000
0.345%, 07/08/2010 ∆	100,000	100,000
JP Morgan Chase
2.625%, 12/01/2010	42,347	42,794
Morgan Stanley
2.900%, 12/01/2010	25,095	25,395
Regions Bank
0.656%, 06/11/2010 ∆	125,000	125,000

Total FDIC Insured Corporate Notes
(Cost $743,189)		743,189

Time Deposits - 2.3%
KBC Bank/NV
0.200%, 06/01/2010	228,412	228,412
Natixis SA/Cayman
0.220%, 06/01/2010	225,000	225,000

Total Time Deposits
(Cost $453,412)		453,412

Master Note - 1.7%
Bank of America Securities
0.370%, 06/01/2010 ∆
(Cost $350,000)	350,000	350,000

U.S. Treasury Obligation - 0.5%
U.S. Treasury Note
1.250%, 11/30/2010
(Cost $100,403)	100,000	100,403

	SHARES
Money Market Fund - 0.4%
DWS Money Market Series, 0.160% Ω
(Cost $85,799)	85,799,000	85,799

	PAR
Repurchase Agreements - 20.3%
BankAmerica Securities
0.180%, dated 05/28/2009, matures 06/01/2010, repurchase price $269,952 (collateralized by U.S. Treasury Obligations: Total market value $275,346)	$269,947	269,947

DESCRIPTION	PAR	VALUE >
BankAmerica Securities
0.190%, dated 05/28/2009, matures 06/01/2010, repurchase price $584,868 (collateralized by various securities: Total market value $596,553)	584,856	584,856
Barclays Capital Inc.
0.190%, dated 05/28/2009, matures 06/01/2010, repurchase price $700,015 (collateralized by various securities: Total market value $714,003)	700,000	700,000
Deutsche Bank Securities Inc.
0.190%, dated 05/28/2009, matures 06/01/2010, repurchase price $1,650,035 (collateralized by U.S. Treasury Obligations: Total market value $1,683,000)	1,650,000	1,650,000
ING Financial Markets
0.190%, dated 05/28/2009, matures 06/01/2010, repurchase price $400,008 (collateralized by U.S. Government Agency Obligations: Total market value $408,002)	400,000	400,000
UBS Securities
0.200%, dated 05/28/2009, matures 06/01/2010, repurchase price $475,011 (collateralized by U.S. Government Agency Obligations: Total market value $484,503)	475,000	475,000

Total Repurchase Agreements
(Cost $4,079,803)		4,079,803

Total Investments ▲ - 100.5%
(Cost $20,217,024)		20,217,024

Other Assets and Liabilities, Net - (0.5)%		(106,948)

Total Net Assets - 100.0%		$20,110,076

>	Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for the security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. Investments in other money market funds are valued at their respective net asset values on the valuation date. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2010, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of May 31, 2010, the value of these investments was $4,272,407 or 21.2% of total net assets.

∆	Variable Rate Security — The rate shown is the rate in effect as of May 31, 2010. The date shown is the next reset date.

¤	Discounted Security — This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ω	The rate shown is the annualized seven-day effective yield as of May 31, 2010.

▲	On May 31, 2010, the cost of investments for federal income tax purposes was approximately $20,217,024. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of May 31, 2010 the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value
Commercial Paper	$—	$5,522,395	$—	$5,522,395
Certificates of Deposit	—	4,277,549	—	4,277,549
U.S. Government Agency Obligations	—	3,003,066	—	3,003,066
Corporate Notes	—	1,601,408	—	1,601,408
FDIC Insured Corporate Notes	—	743,189	—	743,189
Time Deposits	—	453,412	—	453,412
Master Note	—	350,000	—	350,000
U.S. Treasury Obligation	—	100,403	—	100,403
Money Market Fund	85,799	—	—	85,799
Repurchase Agreements	—	4,079,803	—	4,079,803

Total Investments	$85,799	$20,131,225	$—	$20,217,024

Schedule of Investments May 31, 2010 (unaudited), all dollars rounded to thousands (000)
Tax Free Obligations Fund

DESCRIPTION	PAR	VALUE Ñ

Municipal Notes and Bonds - 96.8%
Alabama - 0.8%
Mobile Downtown Redevelopment Authority, Australia USA Project (LOC: Westpac Banking)
0.290%, 06/03/2010 ∆	$9,000	$9,000

Arizona - 1.7%
Arizona Health Facilities Authority, The Terraces (LOC: Sovereign Bank) (LOC: Banco Santander)
0.570%, 06/03/2010 ∆	10,755	10,755
Phoenix Industrial Development Authority (LOC: Wells Fargo Bank)
0.400%, 06/03/2010 ∆	790	790
Pima County Industrial Development Authority, Harvest Preparatory Project (LOC: JPMorgan Chase Bank)
0.270%, 06/03/2010 ∆	8,410	8,410

		19,955

Arkansas - 0.5%
Little Rock Residential Housing & Public Facilities Board, Pleasant Woods Project (INS: FNMA)
0.300%, 06/03/2010 ∆	6,390	6,390

Colorado - 2.2%
Aurora Children’s Hospital, Series C (LOC: Wells Fargo Bank)
0.270%, 06/03/2010 ∆	5,165	5,165
Colorado Educational & Cultural Facilities, Mesivta L.A. (LOC: Bank of America)
0.270%, 06/03/2010 ∆	4,760	4,760
Colorado Health Facilities Authority, Bethesda Living Centers, Series A (LOC: LaSalle Bank)
0.270%, 06/03/2010 ∆	4,750	4,750

Colorado Health Facilities Authority, Covenant Retirement, Series A (LOC: LaSalle Bank)
0.270%, 06/03/2010 ∆	7,025	7,025
Colorado Springs Fine Arts Center Project (LOC: Wells Fargo Bank)
0.270%, 06/03/2010 ∆	4,155	4,155

		25,855

Connecticut - 0.2%

Connecticut State Health & Educational Facilities Authority, Yale University, Series V-2
0.230%, 06/01/2010 ∆	2,810	2,810

District of Columbia - 1.1%
District of Columbia, Georgetown University, Series C (LOC: TD Bank)
0.270%, 06/03/2010 ∆	9,650	9,650

District of Columbia, Progressive Life Center, Series A (LOC: Branch Banking & Trust)
0.290%, 06/03/2010 ∆	3,610	3,610

		13,260

Florida - 1.5%
Broward County Educational Facilities Authority, Nova Southeastern University, Series A (LOC: Bank of America)
0.280%, 06/01/2010 ∆	3,640	3,640

DESCRIPTION	PAR	VALUE Ñ

Miami-Dade County Industrial Development Authority, American Public Media Group (LOC: Northern Trust)
0.300%, 06/01/2010 ∆	8,000	8,000
Orange County Health Facilities Authority, Orlando Regional, Series E (LOC: Branch Banking & Trust)
0.290%, 06/02/2010 ∆	4,500	4,500
Palm Beach County, Jewish Community Campus (LOC: Northern Trust)
0.340%, 06/02/2010 ∆	2,140	2,140

		18,280

Georgia - 0.3%
Peach County Development Authority, Student Housing Facilities, FVSU Wildcat Commons II (LOC: Wells Fargo Bank)
0.270%, 06/03/2010 ∆	3,965	3,965

Idaho - 0.2%
Boise Urban Renewal Agency, Capital City (LOC: Bank of America)
0.310%, 06/03/2010 ∆	2,340	2,340

Illinois - 12.8%
Chicago, Neighborhoods Alive, Series 21B3 (General Obligation) (LOC: Bank of America)
0.320%, 06/01/2010 ∆	2,650	2,650
Chicago, Neighborhoods Alive, Series 21B4 (General Obligation) (LOC: Bank of New York)
0.290%, 06/01/2010 ∆	1,185	1,185

Chicago, Neighborhoods Alive, Series 21B5 (General Obligation) (LOC: Northern Trust)
0.290%, 06/01/2010 ∆	11,375	11,375
Chicago, Wastewater Transmission, Subseries C-3 (LOC: Northern Trust)
0.280%, 06/01/2010 ∆	2,500	2,500
Cook County, Catholic Theological University Project (LOC: Harris Bank)
0.330%, 06/02/2010 ∆	14,500	14,500
Elmhurst Joint Commission Accreditation (LOC: JPMorgan Chase Bank)
0.300%, 06/03/2010 ∆	7,720	7,720
Illinois Development Finance Authority (LOC: Northern Trust)
0.300%, 06/04/2010 ∆	3,500	3,500
Illinois Development Finance Authority (LOC: Northern Trust) (LOC: Harris Bank) (LOC: Bank One)
0.270%, 06/02/2010 ∆	19,700	19,700
Illinois Development Finance Authority, Lake Forest (LOC: Northern Trust)
0.330%, 06/02/2010 ∆	6,255	6,255

Illinois Development Finance Authority, St. Paul’s House Project (LOC: LaSalle Bank)
0.380%, 06/02/2010 ∆	4,525	4,525
Illinois Finance Authority, Northwest Community Hospital, Series B (LOC: Wells Fargo Bank)
0.260%, 06/03/2010 ∆	3,390	3,390
Illinois Finance Authority, Northwest Community Hospital, Series C (LOC: Wells Fargo Bank)
0.260%, 06/03/2010 ∆	5,290	5,290
Illinois Finance Authority, Northwestern University, Series B
0.320%, 03/01/2011 ∆	32,750	32,750

Illinois Finance Authority, Proctor Hospital, Series B (LOC: JPMorgan Chase Bank)
0.270%, 06/03/2010 ∆	2,375	2,375
Illinois Finance Authority, Rest Haven Christian, Series C (LOC: Sovereign Bank) (LOC: Banco Santander)
0.570%, 06/03/2010 ∆	6,615	6,615

DESCRIPTION	PAR	VALUE Ñ

Illinois Finance Authority, Resurrection Health, Series B (LOC: JPMorgan Chase Bank)
0.180%, 06/01/2010 ∆	2,900	2,900
Illinois Finance Authority, Richard Driehaus Museum (LOC: Northern Trust)
0.330%, 06/02/2010 ∆	2,000	2,000

Illinois Finance Authority, Southern Illinois Healthcare (LOC: Bank of Nova Scotia)
0.200%, 06/02/2010 ∆	4,550	4,550
Illinois Finance Authority, Wesleyan University (LOC: Northern Trust)
0.220%, 06/03/2010 ∆	7,060	7,060

Illinois Health Facilities Authority, Riverside Health Systems (LOC: LaSalle Bank)
0.300%, 06/03/2010 ∆	4,400	4,400
Naperville Heritage YMCA Group (LOC: Citibank)
0.270%, 06/02/2010 ∆	6,400	6,400

		151,640

Indiana - 5.5%
Dearborn County Industrial Economic Development, Dearborn County Hospital Project (LOC: JPMorgan Chase Bank)
0.300%, 06/03/2010 ∆	7,350	7,350
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series F (LOC: Bank of New York)
0.270%, 06/03/2010 ∆	4,640	4,640
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series H (LOC: JPMorgan Chase Bank)
0.290%, 06/02/2010 ∆	7,395	7,395
Indiana Finance Authority Health Systems, Sisters of St. Francis, Series J (LOC: Wells Fargo Bank)
0.270%, 06/03/2010 ∆	4,000	4,000

Indiana Finance Authority Hospital Revenue, Community Foundation (LOC: Harris Bank)
0.260%, 06/03/2010 ∆	6,800	6,800
Indiana Finance Authority Hospital Revenue, Floyd Memorial Hospital (LOC: Branch Banking & Trust)
0.300%, 06/01/2010 ∆	4,900	4,900
Indiana Health & Educational Facilities Financing Authority, Clarian Health, Series C (LOC: Branch Banking & Trust)
0.210%, 06/02/2010 ∆	6,950	6,950
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series A (LOC: Harris Bank)
0.260%, 06/03/2010 ∆	7,765	7,765
Indiana Health & Educational Facilities Financing Authority, Community Village, Hartsfield, Series B (LOC: Harris Bank)
0.260%, 06/03/2010 ∆	10,385	10,385
Indiana Health Facilities Financing Authority, Bethesda Living Center, Series B (LOC: LaSalle Bank)
0.270%, 06/03/2010 ∆	4,520	4,520

		64,705

Iowa - 2.3%
Iowa Financial Authority, Central College Project (LOC: Wells Fargo Bank)
0.300%, 06/01/2010 ∆	1,280	1,280
Iowa Financial Authority, Drake University (LOC: Wells Fargo Bank)
0.300%, 06/01/2010 ∆	4,695	4,695
Iowa Financial Authority, Regional Blood Center (LOC: Wells Fargo Bank)
0.270%, 06/03/2010 ∆	775	775

Iowa Financial Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.270%, 06/03/2010 ∆	8,425	8,425

DESCRIPTION	PAR	VALUE Ñ

Iowa Financial Retirement Authority, Wesley Retirement Services (LOC: Wells Fargo Bank)
0.270%, 06/03/2010 ∆	4,000	4,000

Iowa Higher Education Loan Authority, Private College Project (LOC: Harris Bank)
0.260%, 06/03/2010 ∆	5,500	5,500
Iowa Higher Education Loan Authority, Private College Project (LOC: JPMorgan Chase Bank)
0.320%, 06/01/2010 ∆	3,000	3,000

		27,675

Kansas - 0.6%
Prairie Village Revenue, Claridge Court (LOC: LaSalle Bank)
0.270%, 06/03/2010 ∆	7,620	7,620

Kentucky - 0.6%
Kentucky Economic Development Finance Authority, Hospital Facilities, Baptist Healthcare, Series B-3 (LOC: Branch Banking & Trust)
0.290%, 06/02/2010 ∆	7,010	7,010

Louisiana - 0.2%
Louisiana Public Facilities Authority, Christus Health, Series B2 (LOC: Bank of New York)
0.270%, 06/02/2010 ∆	2,500	2,500

Maryland - 2.0%
Carroll County Revenue, Fairhaven & Copper, Series B (LOC: LaSalle Bank)
0.270%, 06/03/2010 ∆	1,700	1,700
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: Branch Banking & Trust) (SPA: Branch Banking & Trust)
0.270%, 06/03/2010 ∆	12,455	12,455
Maryland State Health & Higher Educational Facilities Authority, Series A (LOC: JPMorgan Chase Bank)
0.300%, 06/02/2010 ∆	9,600	9,600

		23,755

Massachusetts - 7.5%
Massachusetts State Development Finance Agency, Boston University, Series U-1 (LOC: Bank of Nova Scotia)
0.230%, 06/03/2010 ∆	3,130	3,130
Massachusetts State Development Finance Agency, Boston University, Series U-2 (LOC: BNP Paribas)
0.260%, 06/03/2010 ∆	19,000	19,000
Massachusetts State Development Finance Agency, Boston University, Series U-3 (LOC: BNP Paribas)
0.260%, 06/03/2010 ∆	9,555	9,555
Massachusetts State Health & Educational Facilities Authority, Dana Farber Cancer Institute, Series L2 (LOC: Bank of America)
0.270%, 06/03/2010 ∆	15,495	15,495

Massachusetts State Health & Educational Facilities Authority, Harvard University
0.220%, 06/02/2010 ∆	9,340	9,340
Massachusetts State Health & Educational Facilities Authority, Harvard University, Series BB
0.200%, 06/03/2010 ∆	14,275	14,275
Massachusetts State Health & Educational Facilities Authority, Henry Heywood, Series C-2 (LOC: TD Banknorth)
0.300%, 06/01/2010 ∆	6,985	6,985

DESCRIPTION	PAR	VALUE Ñ

Massachusetts State Health & Educational Facilities Authority, Massachusetts Institute of Technology, Series J-1
0.200%, 06/03/2010 ∆	10,650	10,650

		88,430

Michigan - 1.8%
Michigan Higher Educational Facilities Authority, Albion College (LOC: JPMorgan Chase Bank)
0.290%, 06/03/2010 ∆	5,125	5,125
University of Michigan, Series B (Commercial Paper)
0.200%, 06/02/2010	16,000	16,000

		21,125

Minnesota - 10.3%
Eden Prairie, Multifamily Housing Authority (INS: FHLMC)
0.300%, 06/03/2010 ∆	14,505	14,505
Minneapolis (General Obligation)
2.000%, 12/01/2010 «	8,990	9,067
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Allina Health, Series B1 (LOC: JPMorgan Chase Bank)
0.260%, 06/01/2010 ∆	3,225	3,225
Minneapolis & St. Paul Housing & Redevelopment Authority Health Care System, Allina Health, Series C1 (LOC: Wells Fargo Bank)
0.260%, 06/03/2010 ∆	10,000	10,000
Minnesota State, Pre-refunded 11/01/2010 @ 100 (General Obligation) (AGM)
5.000%, 11/01/2010 ◊	6,000	6,118
Minnesota State, Series H (General Obligation)
2.000%, 11/01/2010	26,000	26,178
Oak Park Heights Multi-Family, Boutwells Landing (INS: FHLMC)
0.270%, 06/03/2010 ∆	8,700	8,700
Robbinsdale, North Memorial, Series A2 (LOC: Wells Fargo Bank)
0.300%, 06/01/2010 ∆	1,750	1,750
University of Minnesota, Series A
0.290%, 06/02/2010 ∆	17,900	17,900
University of Minnesota, Series A (Commercial Paper)
0.220%, 08/06/2010	10,000	10,000
University of Minnesota, Series B (Commercial Paper)
0.230%, 08/02/2010	13,985	13,985

		121,428

Missouri - 1.8%
Missouri State Health & Educational Facilities (LOC: Bank One)
0.310%, 06/03/2010 ∆	6,475	6,475
Missouri State Health & Educational Facilities, Children’s Mercy Hospital, Series A (LOC: UBS)
0.260%, 06/02/2010 ∆	3,630	3,630
Missouri State Health & Educational Facilities, Children’s Mercy Hospital, Series B (LOC: UBS)
0.260%, 06/02/2010 ∆	9,060	9,060

Missouri State Health & Educational Facilities, Drury College (LOC: Bank of America)
0.300%, 06/01/2010 ∆	2,290	2,290

		21,455

Montana - 0.6%
Forsyth Pollution Control, PacifiCorp Project (LOC: BNP Paribas)
0.340%, 06/01/2010 ∆	6,760	6,760

DESCRIPTION	PAR	VALUE Ñ

Nevada - 0.7%
Reno (LOC: Bank of New York)
0.280%, 06/01/2010 ∆	8,265	8,265

New Hampshire - 0.3%
New Hampshire Health & Educational Facilities Authority, Riverwoods at Exeter (LOC: Bank of America)
0.270%, 06/03/2010 ∆	3,000	3,000

New Jersey - 0.8%
New Jersey Economic Development Authority, Cedar Crest Village, Series A (LOC: Sovereign Bank) (LOC: Banco Santander)
0.540%, 06/03/2010 ∆	9,255	9,255

New York - 6.5%
Metropolitan Transportation Authority, Series B-1 (LOC: Scotiabank)
0.260%, 06/03/2010 ∆	10,045	10,045
Metropolitan Transportation Authority, Series B-2 (LOC: BNP Paribas)
0.310%, 06/03/2010 ∆	11,735	11,735
Metropolitan Transportation Authority, Series B-3 (LOC: Lloyds TSB Bank)
0.310%, 06/03/2010 ∆	8,750	8,750
Metropolitan Transportation Authority, Series B-4 (LOC: KBC Bank)
0.310%, 06/03/2010 ∆	6,800	6,800
New York, Series H-4 (General Obligation) (LOC: Bank of New York)
0.250%, 06/01/2010 ∆	3,310	3,310

New York State Government Assistance, Series G (LOC: Bank of Nova Scotia)
0.300%, 06/02/2010 ∆	11,700	11,700
Westchester County Industrial Development Agency, Continuing Care Retirement (LOC: Sovereign Bank) (LOC: Natixis Bank)
0.250%, 06/03/2010 ∆	24,350	24,350

		76,690

North Carolina - 3.0%
North Carolina Capital Facilities Finance Agency, Fayetteville University (LOC: Wells Fargo Bank)
0.270%, 06/03/2010 ∆	5,455	5,455
North Carolina Medical Care Community Health Care Facilities, Angel Medical Center Project (LOC: Wells Fargo Bank)
0.270%, 06/03/2010 ∆	5,910	5,910
North Carolina Medical Care Community Health Care Facilities, Pennybyrn, Series C (LOC: Bank of America)
0.270%, 06/03/2010 ∆	100	100
North Carolina Medical Care Community Health Care Facilities, Person Memorial Hospital (LOC: Branch Banking & Trust)
0.290%, 06/03/2010 ∆	4,450	4,450
North Carolina Medical Care Community Health Care Facilities, University Health System, Series B1 (LOC: Branch Banking & Trust)
0.260%, 06/02/2010 ∆	6,465	6,465
North Carolina Medical Care Community Health Care Facilities, University Health Systems, Series B2 (LOC: Branch Banking & Trust)
0.270%, 06/02/2010 ∆	5,150	5,150
University of North Carolina (Commercial Paper)
0.270%, 08/04/2010	5,000	5,000
Wake County, Industrial Facilities & Pollution Control Financing Authority, Wake Enterprises (LOC: Branch Banking & Trust)
0.290%, 06/03/2010 ∆	3,500	3,500

		36,030

DESCRIPTION	PAR	VALUE Ñ

Ohio - 2.9%
Akron, Bath, & Copley, Summa Health Systems, Series B (LOC: Bank One)
0.240%, 06/03/2010 ∆	5,800	5,800

Allen County Hospital Facilities, Catholic Healthcare, Series A (LOC: Bank of America)
0.140%, 06/01/2010 ∆	5,000	5,000
Lucas County Hospital, ProMedica Healthcare, Series B (LOC: UBS)
0.250%, 06/02/2010 ∆	8,150	8,150
Ohio State Air Quality Development Authority, Ohio Valley Electric Corporation Project, Series B (LOC: Bank of Nova Scotia)
0.180%, 06/02/2010 ∆	8,700	8,700
Rickenbacker Port Authority Capital Funding
0.440%, 06/03/2010 ∆ ■	6,560	6,560

		34,210

Oregon - 1.1%
Clackamas County Hospital Facilities Authority, Senior Living Facility, Mary’s Woods (LOC: Sovereign Bank) (LOC: Banco Santander)
0.570%, 06/03/2010 ∆	9,840	9,840

Oregon State Facilities Authority, PeaceHealth, Series D (LOC: Wells Fargo Bank)
0.240%, 06/03/2010 ∆	2,600	2,600

		12,440

Pennsylvania - 3.3%
Butler County Hospital Authority, Butler Health Systems, Series A (LOC: Branch Banking & Trust)
0.280%, 06/03/2010 ∆	4,500	4,500
Butler County Industrial Development Authority, Concordia Lutheran, Series A (LOC: Bank of America)
0.270%, 06/03/2010 ∆	5,225	5,225

Cumberland County Municipal Authority, Asbury Obligated Group (LOC: KBC Bank)
0.270%, 06/03/2010 ∆	5,965	5,965
Delaware County Revenue Authority, Riddle Village Project (LOC: Sovereign Bank) (LOC: Banco Santander)
0.570%, 06/03/2010 ∆	8,755	8,755
Delaware County Revenue Authority, Riddle Village Project, Series A (LOC: Sovereign Bank) (LOC: Banco Santander)
0.570%, 06/03/2010 ∆	7,855	7,855
Lehigh County General Purpose, Phoebe Devitt Homes, Series B (LOC: Sovereign Bank) (LOC: Banco Santander)
0.570%, 06/03/2010 ∆	2,870	2,870
Pennsylvania State, Series 11056 (General Obligation)
0.300%, 06/03/2010 ∆ ■	3,775	3,775

		38,945

Rhode Island - 0.4%
Rhode Island Health & Educational Building Revenue, Pennfield School (LOC: Sovereign Bank) (LOC: Bank of New York)
0.420%, 06/02/2010 ∆	4,625	4,625

South Carolina - 4.7%
Charleston County School District (General Obligation) (INS: SCSDE)
1.000%, 10/29/2010	17,800	17,851
South Carolina Jobs Economic Development Authority, Anmed Health Project, Series A (LOC: Branch Banking & Trust)
0.260%, 06/02/2010 ∆	13,585	13,585

DESCRIPTION	PAR	VALUE Ñ

South Carolina Jobs Economic Development Authority, Anmed Health Project, Series D (LOC: Branch Banking & Trust)
0.280%, 06/02/2010 ∆	3,000	3,000
South Carolina Jobs Economic Development Authority, Arts Partnership Project (LOC: Wells Fargo Bank)
0.270%, 06/03/2010 ∆	2,745	2,745
South Carolina Jobs Economic Development Authority, Regional Medical Center, Orangeburg (LOC: Branch Banking & Trust)
0.290%, 06/03/2010 ∆	3,915	3,915
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series C (LOC: Sovereign Bank) (LOC: Natixis)
0.290%, 06/03/2010 ∆	10,000	10,000
South Carolina Jobs Economic Development Authority, Woodlands at Furman Project, Series D (LOC: Sovereign Bank) (LOC: Natixis)
0.290%, 06/03/2010 ∆	5,000	5,000

		56,096

Tennessee - 0.9%

Blount County Public Building Authority, Series E8A (LOC: Branch Banking & Trust)
0.290%, 06/02/2010 ∆	3,100	3,100
Chattanooga Health, Educational & Housing Facilities Board, Southern Adventist University (LOC: Bank of America)
0.300%, 06/03/2010 ∆	4,540	4,540
Industrial Development Board, Blount County & Cities Alcoa & Maryville, Series A (LOC: Branch Banking & Trust)
0.290%, 06/01/2010 ∆	3,000	3,000

		10,640

Texas - 9.7%
Fort Bend Independent School District, Series 2852 (General Obligation) (INS: PSF-Guaranteed)
0.290%, 06/03/2010 ∆ ■	895	895
Harris County Health Facilities Development, Baylor College Medicine, Series B (LOC: Northern Trust)
0.300%, 06/02/2010 ∆	5,000	5,000

Hunt County Health Facilities Development, Greenville (LOC: Morgan Guaranty Trust)
0.220%, 06/02/2010 ∆	3,300	3,300
Leander Independent School District, Series R-11662 (General Obligation) (INS: PSF-Guaranteed)
0.300%, 06/03/2010 ∆ ■	4,000	4,000
Midland County Health Facilities, Manor Park Project (LOC: Wells Fargo Bank)
0.320%, 06/03/2010 ∆	16,015	16,015
Texas State
2.500%, 08/31/2010	30,000	30,151
University of Texas (Commercial Paper)
0.200%, 08/04/2010	25,500	25,500
University of Texas, Series A
0.220%, 06/03/2010 ∆	14,440	14,440
0.260%, 06/03/2010 ∆	14,955	14,955

		114,256

Utah - 0.1%
Utah State, Series A (General Obligation)
5.000%, 07/01/2010	1,235	1,240

DESCRIPTION	PAR	VALUE Ñ

Vermont - 0.9%
Vermont Educational & Health Buildings Financing Agency, Norwich University Project (LOC: TD Bank)
0.260%, 06/02/2010 ∆	10,000	10,000

Virginia - 1.6%
Chesapeake Bay Bridge & Tunnel, Series A (LOC: Branch Banking & Trust)
0.290%, 06/03/2010 ∆	6,250	6,250
Fairfax County Economic Development Authority, Greenspring, Series B (LOC: Wachovia Bank)
0.270%, 06/03/2010 ∆	10,320	10,320
Prince William County Facilities, Series B (Certificate of Participation) (LOC: Wachovia Bank)
0.270%, 06/02/2010 ∆	2,800	2,800

		19,370

Washington - 1.5%
Washington State (General Obligation)
0.300%, 06/03/2010 ∆ ■	2,770	2,770
Washington State Housing Finance Commission, Annie Wright School (LOC: Bank of America)
0.300%, 06/01/2010 ∆	4,310	4,310
Washington State Housing Financial Nonprofit Revenue, Open Window School Project (LOC: Bank of America)
0.380%, 06/01/2010 ∆	5,440	5,440
Washington State Housing Financial Nonprofit Revenue, Skyline at First Hill Project, Series C (LOC: Bank of America)
0.270%, 06/03/2010 ∆	5,600	5,600

		18,120

West Virginia - 0.5%
West Virginia State Hospital Financial Authority, United Health, Series B (LOC: Branch Banking & Trust)
0.280%, 06/03/2010 ∆	6,000	6,000

Wisconsin - 2.3%
Wisconsin State Health & Educational Facilities, Goodwill Industries (LOC: Wells Fargo Bank)
0.270%, 06/03/2010 ∆	830	830
Wisconsin State Health & Educational Facilities, Marshfield (LOC: Morgan Guaranty Trust)
0.270%, 06/01/2010 ∆	8,000	8,000
Wisconsin State Health & Educational Facilities, National Regency (LOC: JPMorgan Chase Bank)
0.320%, 06/01/2010 ∆	8,880	8,880
Wisconsin State Health & Educational Facilities, St. Norbert College (LOC: JPMorgan Chase Bank)
0.330%, 06/02/2010 ∆	5,750	5,750
Wisconsin State Health & Educational Facilities, Watertown Memorial Hospital Project (LOC: Bank One)
0.270%, 06/03/2010 ∆	3,080	3,080

		26,540

Wyoming - 1.1%
Sweetwater County Pollution Control, Pacificorp Project, Series A (LOC: Barclays Bank)
0.260%, 06/02/2010 ∆	12,650	12,650

Total Municipal Notes and Bonds
(Cost $1,144,330)		1,144,330

DESCRIPTION	PAR	VALUE Ñ

U.S. Government Agency Obligation - 1.8%
Federal Home Loan Bank
0.060%, 06/01/2010 ¤
(Cost $20,991)	20,991	20,991

U.S. Treasury Obligation - 1.3%
U.S. Treasury Bill
0.132%, 06/03/2010 Ä
(Cost $15,397)	15,397	15,397

Total Investments ▲ - 99.9%
(Cost $1,180,718)		1,180,718

Other Assets and Liabilities, Net - 0.1%		1,427

Total Net Assets - 100.0%		$1,182,145

Ñ	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. Investments in other money market funds are valued at their respective net asset values on the valuation date. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2010, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%.

∆	Variable Rate Security — The rate shown is the rate in effect as of May 31, 2010. The date shown is the next reset date.

«	Security purchased on a when-issued basis. On May 31, 2010 the total cost of investments purchased on a when-issued basis was $9,067 or 0.8% of total net assets.

◊	Pre-refunded issues are typically backed by U.S. Government obligations which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

■	Securities purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of May 31, 2010. the value of these investments was $18,000 or 1.5% of total net assets.

¤	Discounted Security — This security makes no periodic interest payments, but is issued at a discount from par value. The rate shown is the annualized yield at the time of purchase.

Ä	Yield shown is the effective yield as of May 31, 2010.

▲	On May 31, 2010, the cost of investments for federal income tax purposes was approximately $1,180,718. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were both $0.

AGM — Assured Guaranty Municipal Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

INS — Insured

LOC — Letter of Credit

PSF — Permanent School Fund

SCSDE — South Carolina School District Enhancement Program

SPA — Standby Purchase Agreement

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of May 31, 2010 the fund’s investments were classified as follows:

	Level 1	Level 2	Level 3	Fair Value

Municipal Notes and Bonds	$—	$1,144,330	$—	$1,144,330
U.S. Government Agency Obligation	—	20,991	—	20,991
U.S. Treasury Obligation	—	15,397	—	15,397

Total Investments	$—	$1,180,718	$—	$1,180,718

Schedule of Investments May 31, 2010 (unaudited), all dollars are rounded to thousands (000)

Treasury Obligations Fund

DESCRIPTION	PAR	VALUE Ñ

U.S. Treasury Obligations - 31.1%
U.S. Treasury Bills Ä
0.332%, 06/10/2010	$200,000	$199,983
0.162%, 06/17/2010 ▼	200,000	199,986
0.340%, 07/15/2010	550,000	549,771
0.217%, 09/09/2010	400,000	399,759
0.247%, 10/07/2010	250,000	249,781
0.231%, 10/21/2010	600,000	599,453
0.231%, 10/28/2010 ▼	200,000	199,809
0.230%, 11/18/2010	100,000	99,891
U.S. Treasury Notes
2.875%, 06/30/2010	300,000	300,579
1.250%, 11/30/2010	100,000	100,403
U.S. Treasury Strips
0.173%, 06/30/2010	30,000	29,995

Total U.S. Treasury Obligations
(Cost $2,929,410)		2,929,410

FDIC Insured Corporate Notes ∆ - 1.2%
Bank of America
0.287%, 06/15/2010	50,000	50,028
0.378%, 07/29/2010	50,000	50,011
General Electric Capital
0.345%, 07/08/2010	9,200	9,202

Total FDIC Insured Corporate Notes
(Cost $109,241)		109,241

Repurchase Agreements - 67.7%
BankAmerica Securities
0.180%, dated 05/28/10, matures
06/01/2010, repurchase price $780,069
(Collateralized by U.S. Treasury Obligations:
Total market value $795,654)	780,053	780,053
Barclays Capital Inc.
0.190%, dated 05/28/10, matures
06/01/2010, repurchase price $500,011
(Collateralized by U.S. Treasury Obligations:
Total market value $510,000)	500,000	500,000
Calyon Securities USA Inc.
0.200%, dated 05/28/10, matures
06/01/2010, repurchase price $1,800,040
(Collateralized by U.S. Treasury Obligations:
Total market value $1,836,000)	1,800,000	1,800,000
Credit Suisse Securities USA LLC
0.190%, dated 05/28/10, matures
06/01/2010, repurchase price $200,004
(Collateralized by U.S. Treasury Obligations:
Total market value $204,000)	200,000	200,000
Greenwich Capital Markets Inc.
0.200%, dated 05/28/10, matures
06/01/2010, repurchase price $1,300,029
(Collateralized by U.S. Treasury Obligations:
Total market value $1,326,004)	1,300,000	1,300,000
HSBC Securities USA Inc.
0.190%, dated 05/28/10, matures
06/01/2010, repurchase price $1,000,021
(Collateralized by U.S. Treasury Obligations:
Total market value $1,020,001)	1,000,000	1,000,000
ING Financial Markets
0.190%, dated 05/28/10, matures
06/01/2010, repurchase price $400,008
(Collateralized by U.S. Treasury Obligations:
Total market value $408,005)	400,000	400,000

DESCRIPTION	PAR	VALUE Ñ

Societe Generale, NY
0.200%, dated 05/28/10, matures
06/01/2010, repurchase price $400,009
(Collateralized by U.S. Treasury Obligations:
Total market value $408,000)	400,000	400,000

Total Repurchase Agreements
(Cost $6,380,053)		6,380,053

Investments Purchased with Proceeds from Securities Lending † - 3.2%
Repurchase Agreements - 3.2%
Barclays Capital Inc.
0.200%, dated 05/28/10, matures
06/01/10, repurchase price $204,005
(Collateralized by U.S. Treasury Obligations:
Total market value $208,080)	204,000	204,000
Morgan Stanley & Co.
0.200%, dated 05/28/10, matures
06/01/10, repurchase price $102,002
(Collateralized by U.S. Treasury Obligations:
Total market value $104,560)	102,000	102,000

Money Market Fund - 0.0%	SHARES

Dreyfus Treasury Prime Cash Management Fund, 0.000% Ω	25,555	26

Total Investments Purchased with Proceeds from Securities Lending
(Cost $306,026)		306,026

Total Investments ▲ - 103.2%
(Cost $9,724,730)		9,724,730

Other Assets and Liabilities, Net — (3.2)%		(303,551)

Total Net Assets - 100.0%		$9,421,179

Ñ	Investment securities held (except for investments in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for the security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. Investments in other money market funds are valued at their respective net asset values on the valuation date. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2010, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%.

Ä	Yield shown is the effective yield as of May 31, 2010.

▼	This security or a portion of this security is out on loan at May 31, 2010. Total loaned securities had a value of $299,911 at May 31, 2010.

∆	Variable Rate Security — The rate shown is the rate in effect as of May 31, 2010. The date shown is the next projected reset date.

†	In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the invested collateral is monitored on a daily basis. The cash collateral received is invested in U.S. Government securities or other high-grade debt obligations.

Ω	The rate shown is the annualized seven-day effective yield as of May 31, 2010.

▲	On May 31, 2010, the cost of investments for federal income tax purposes was approximately $9,724,730. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $0.

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as level 2.
Level 3 — Significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments.
As of May 31, 2010, the fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

U.S. Treasury Obligations	$—	$2,929,410	$—	$2,929,410
FDIC Insured Corporate Notes	—	109,241	—	109,241
Repurchase Agreements	—	6,686,053	—	6,686,053
Money Market Fund	26	—	—	26

Total Investments	$26	$9,724,704	$—	$9,724,730

Schedule of Investments May 31, 2010 (unaudited), all dollars rounded to thousands (000)
U.S. Treasury Money Market Fund

DESCRIPTION	PAR	VALUE Ñ

U.S. Treasury Obligations - 100.0%
U.S. Treasury Bills Ä
0.141%, 06/03/2010	$53,388	$53,388
0.140%, 06/10/2010	34,260	34,259
0.160%, 06/17/2010	87,760	87,754
0.152%, 06/24/2010	68,166	68,159
0.140%, 07/01/2010	53,248	53,242
0.143%, 07/08/2010	68,860	68,850
0.153%, 07/15/2010	59,928	59,917
0.141%, 07/22/2010	40,000	39,992
0.157%, 07/29/2010	25,409	25,402
0.140%, 08/05/2010	25,294	25,288
0.143%, 08/12/2010	1,826	1,825
0.163%, 08/26/2010	20,947	20,939
0.173%, 09/09/2010	10,341	10,336
0.235%, 09/23/2010	1,706	1,705
0.262%, 09/30/2010	962	961
0.231%, 10/07/2010	10,890	10,881
0.221%, 10/14/2010	25,000	24,979
0.236%, 10/21/2010	4,035	4,031
0.187%, 10/28/2010	5,641	5,637
0.229%, 11/18/2010	3,343	3,339
0.228%, 01/13/2011	24,663	24,628

Total U.S. Treasury Obligations
(Cost $625,512)		625,512

Total Investments ▲ - 100.0%
(Cost $625,512)		625,512

Other Assets and Liabilities, Net - 0.0%		(81)

Total Net Assets - 100.0%		$625,431

Ñ	Investment securities held (except for investment in other money market funds) are stated at amortized cost, which approximates fair value. Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income. In accordance with Rule 2a-7 of the Investment Company Act of 1940, the fair values of the securities held in the fund are determined at least once per week using prices supplied by the fund’s independent pricing services. These values are then compared to the securities’ amortized cost. If the advisor concludes that the price obtained from the pricing service is not reliable, or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the fund’s board of directors. Investments in other money market funds are valued at their respective net asset values on the valuation date. If the difference between the aggregate market price and aggregate amortized cost of all securities held by the fund exceeds 0.25%, the fund’s administrator will notify the fund’s board of directors and will monitor the deviation on a daily basis. If the difference exceeds 0.50%, a meeting of the fund’s board of directors will be convened, and the board will determine what action, if any, to take. During the nine-month period ended May 31, 2010, the difference between the aggregate market price and the aggregate amortized cost of all securities in the fund did not exceed 0.25%.

Ä	Yield shown is the effective yield as of May 31, 2010.

▲	On May 31, 2010, the cost of investments for federal income tax purposes was approximately $625,512. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was $0.

Summary of Fair Value Exposure
Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:
Level 1 — Quoted prices in active markets for identical securities.
Level 2 — Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of a fund are U.S. Treasury bills and certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Level 3 — Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the fund’s board of directors.
The valuation levels are not necessarily an indication of the risk associated with investing in these investments. As of May 31, 2010 the fund’s investments in securities were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

U.S. Treasury Obligations	$—	$625,512	$—	$625,512

Total Investments	$—	$625,512	$—	$625,512

Item 2. Controls and Procedures.
(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President
Date: July 28, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: July 28, 2010

By:	/s/ Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date: July 28, 2010